Inventories - Additional information (Details) - El Brocal $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) T	Dec. 31, 2020 USD ($) T
Inventories
Production in Process | $	$ 29.1	$ 32.2
Products in process of quantity | T	935,448	1,527,521